UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2014

                                                                      (Form N-Q)

48461-0215                                   (C)2015, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

December 31, 2014 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by USAA Asset Management Company (the Manager) to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

(INS) Principal and interest payments are insured by Berkshire Hathaway Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

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1  | USAA Tax Exempt Money Market Fund
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(LIQ)    Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Deutsche Bank A.G., or JPMorgan Chase Bank, N.A.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Minnesota General Obligation, Montana Board of Investments Intercap Program, or National Rural Utility Corp.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ABAG     Association of Bay Area Governments
CSD      Central School District
EDA      Economic Development Authority
EDC      Economic Development Corp.
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
IDC      Industrial Development Corp.
ISD      Independent School District
SPEAR    Short Puttable Exempt Adjustable Receipts
USD      Unified School District

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                                                   Portfolio of Investments |  2
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PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
December 31, 2014 (unaudited)

PRINCIPAL
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
               VARIABLE-RATE DEMAND NOTES (67.6%)

               ALABAMA (3.6%)
$    10,000    Chatom IDB (NBGA)                                      0.18%          8/01/2041          $    10,000
     10,000    Columbia IDB                                           0.05          12/01/2037               10,000
      6,550    Eutaw IDB                                              0.04          12/01/2020                6,550
      1,325    Huntsville Educational Building Auth. (LOC -
                    Branch Banking & Trust Co.)                       0.05          12/01/2022                1,325
     25,000    Mobile County IDA (LOC - Swedbank AB)                  0.07           7/01/2040               25,000
     10,000    Tuscaloosa County IDA (LOC - Bank of Nova
                    Scotia)                                           0.03           4/01/2028               10,000
     32,500    Tuscaloosa County Port Auth. (LOC - PNC
                    Bank, N.A.)                                       0.06          12/01/2031               32,500
                                                                                                        -----------
                                                                                                             95,375
                                                                                                        -----------
               ARKANSAS (0.2%)
      5,175    Texarkana (LOC - PNC Bank, N.A.)                       0.19           3/01/2021                5,175
                                                                                                        -----------
               CALIFORNIA (7.2%)
      9,600    ABAG Finance Auth. for Nonprofit Corps. (LOC -
                    KBC Bank N.V.)                                    0.32           5/15/2035                9,600
      6,020    Anaheim Public Financing Auth. (LIQ)(LOC -
                    Deutsche Bank A.G.) (a)                           0.24           9/01/2030                6,020
     13,910    Golden State Tobacco Securitization Corp. (LIQ)
                    (LOC - Deutsche Bank A.G.) (a)                    0.13           6/01/2027               13,910
      6,000    Golden State Tobacco Securitization Corp. (INS)
                    (LIQ) (a)                                         0.08          12/01/2037                6,000
     29,715    Grossmont Healthcare District (LIQ) (LOC -
                    Deutsche Bank A.G.) (a)                           0.14           7/15/2033               29,715
     10,000    Health Facilities Financing Auth.                      0.02           6/01/2041               10,000
      2,700    Manteca USD (LIQ) (LOC - Deutsche Bank
                    A.G.) (a)                                         0.10           8/01/2035                2,700
      2,500    Pollution Control Financing Auth.                      0.01           3/01/2041                2,500
      3,945    Sacramento City Financing Auth. (LIQ) (LOC -
                    Deutsche Bank A.G.) (a)                           0.15          12/01/2033                3,945
     19,890    San Jose USD (LIQ) (LOC - Deutsche Bank
                    A.G.) (a)                                         0.13           6/01/2031               19,890
     14,200    SPEAR (LIQ) (LOC - Deutsche Bank A.G.) (a)             0.15           8/01/2031               14,200
     37,450    Statewide Communities Dev. Auth. (LIQ) (LOC -
                    Citibank, N.A.) (a)                               0.54          12/14/2016               37,450
     33,900    Statewide Communities Dev. Auth.                       0.02           4/01/2038               33,900
      3,125    Ukiah USD (LIQ) (LOC - Deutsche Bank A.G.)
                    (a)                                               0.13           8/01/2030                3,125
                                                                                                        -----------
                                                                                                            192,955
                                                                                                        -----------
               COLORADO (1.7%)
      1,275    El Paso County (LOC - JPMorgan Chase Bank,
                    N.A.)                                             0.16          11/01/2021                1,275
      6,495    Health Facilities Auth. (LIQ) (a)                      0.24           3/01/2016                6,495
      6,665    Health Facilities Auth. (LIQ) (a)                      0.24           2/01/2019                6,665
     13,015    Health Facilities Auth. (LIQ) (a)                      0.29          10/01/2034               13,015

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3  | USAA Tax Exempt Money Market Fund
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
PRINCIPAL
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$    17,500    Health Facilities Auth. (LIQ) (a)                      0.26%         10/01/2041          $    17,500
                                                                                                        -----------
                                                                                                             44,950
                                                                                                        -----------
               CONNECTICUT (0.2%)
      5,000    Health and Educational Facilities Auth. (LOC -
                    Bank of America, N.A.)                            0.08           7/01/2030                5,000
                                                                                                        -----------

               DISTRICT OF COLUMBIA (0.4%)
      2,400    District of Columbia (LOC - Bank of America,
                    N.A.)                                             0.13           7/01/2022                2,400
      7,780    Metropolitan Washington Airports Auth. (LOC -
                    TD Bank, N.A.)                                    0.04          10/01/2039                7,780
                                                                                                        -----------
                                                                                                             10,180
                                                                                                        -----------
               FLORIDA (1.9%)
      1,200    Jackson County                                         0.04           7/01/2022                1,200
      3,140    Lee County IDA (LOC - Fifth Third Bank)                0.21           6/01/2025                3,140
      8,825    Seminole County IDA (LOC - Fifth Third Bank)           0.19          12/01/2037                8,825
     13,010    St. Lucie County                                       0.03           9/01/2028               13,010
      9,005    UCF Health Facilities Corp. (LOC - Fifth Third
                    Bank)                                             0.19           7/01/2037                9,005
     16,600    Univ. of North Florida Financing Corp. (LIQ)
                    (LOC - Deutsche Bank A.G.) (a)                    0.09          11/01/2027               16,600
                                                                                                        -----------
                                                                                                             51,780
                                                                                                        -----------
               GEORGIA (1.1%)
      3,000    Appling County Dev. Auth.                              0.03           9/01/2041                3,000
     13,000    Bartow County Dev. Auth.                               0.08          12/01/2032               13,000
      2,400    Cobb County Dev. Auth. (LOC - Federal Home
                    Loan Bank of Atlanta)                             0.07           2/01/2030                2,400
      2,500    Floyd County Dev. Auth. (LOC - PNC Bank,
                    N.A.)                                             0.07           4/01/2017                2,500
      7,200    Monroe County Dev. Auth.                               0.09           7/01/2049                7,200
                                                                                                        -----------
                                                                                                             28,100
                                                                                                        -----------
               ILLINOIS (6.6%)
      4,200    Dev. Finance Auth.                                     0.08           1/01/2016                4,200
     19,900    Dev. Finance Auth. (LOC - JPMorgan Chase
                    Bank, N.A.)                                       0.05          10/01/2029               19,900
      8,000    Dev. Finance Auth. (LOC - JPMorgan Chase
                    Bank, N.A.)                                       0.05           9/01/2031                8,000
      3,080    Dev. Finance Auth. (LOC - Bank of America,
                    N.A.)                                             0.15           9/01/2032                3,080
      9,800    Dev. Finance Auth. (LOC - JPMorgan Chase
                    Bank, N.A.) (LOC - Northern Trust Co.)            0.03          12/01/2033                9,800
      1,645    Educational Facilities Auth. (LOC - Fifth Third
                    Bank)                                             0.19           7/01/2024                1,645
     25,120    Finance Auth. (LOC - JPMorgan Chase Bank,
                    N.A.)                                             0.02          11/15/2029               25,120
      2,790    Finance Auth. (LOC - Fifth Third Bank)                 0.24           3/01/2031                2,790
     12,720    Finance Auth. (LOC - JPMorgan Chase Bank,
                    N.A.)                                             0.06           5/01/2038               12,720
     15,725    Finance Auth. (LOC - Fifth Third Bank)                 0.08           6/01/2038               15,725
      2,595    McHenry County (LIQ) (LOC - Deutsche Bank
                    A.G.) (a)                                         0.19           1/15/2026                2,595
     14,125    Metropolitan Pier and Exposition Auth. (LIQ)
                    (LOC - Deutsche Bank A.G.) (a)                    0.11           6/15/2034               14,125
     24,760    Metropolitan Pier and Exposition Auth. (LIQ)
                    (LOC - Deutsche Bank A.G.) (a)                    0.11          12/15/2039               24,760
      4,249    Springfield Airport Auth.                              0.60          10/15/2016                4,249

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                                                   Portfolio of Investments |  4
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
PRINCIPAL
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$    20,580    Village of Morton Grove (LOC - Bank of
                    America, N.A.)                                    0.05%         12/01/2041          $    20,580
      6,250    Will County (LOC - FirstMerit Bank, N.A.)              0.10           7/01/2034                6,250
                                                                                                        -----------
                                                                                                            175,539
                                                                                                        -----------
               INDIANA (1.7%)
      5,860    Berne (LOC - Federal Home Loan Bank of
                    Indianapolis)                                     0.09          10/01/2033                5,860
      3,500    Dearborn County EDA (LOC - Fifth Third Bank)           0.19           4/01/2036                3,500
      6,125    Dev. Finance Auth. (LOC - Fifth Third Bank)            0.19           2/01/2023                6,125
      4,540    Evansville (LOC - Fifth Third Bank)                    0.19           1/01/2025                4,540
      9,620    Finance Auth. (LOC - Federal Home Loan Bank
                    of Indianapolis)                                  0.08           7/01/2029                9,620
      1,220    Finance Auth. (LOC - Fifth Third Bank)                 0.21           9/01/2031                1,220
      2,530    Finance Auth. (LOC - PNC Bank, N.A.)                   0.09           6/01/2037                2,530
      5,110    Westfield Multi-School Building (LIQ) (LOC -
                    Deutsche Bank A.G.) (a)                           0.10           7/15/2027                5,110
      5,760    Winona Lake (LOC - Key Bank, N.A.)                     0.24           7/01/2031                5,760
                                                                                                        -----------
                                                                                                             44,265
                                                                                                        -----------
               IOWA (7.7%)
      6,850    Chillicothe                                            0.08           1/01/2023                6,850
     12,750    Council Bluffs                                         0.08           1/01/2025               12,750
     10,000    Finance Auth                                           0.06           6/01/2039               10,000
     29,000    Finance Auth.                                          0.07           6/01/2036               29,000
     32,000    Finance Auth.                                          0.07           9/01/2036               32,000
     30,000    Finance Auth. (LOC - U.S. Bank, N.A.)                  0.09          12/01/2042               30,000
      2,200    Higher Educational Loan Auth. (LOC - Fifth
                    Third Bank)                                       0.04           5/01/2029                2,200
      7,900    Higher Educational Loan Auth. (LOC - Fifth
                    Third Bank)                                       0.04           4/01/2035                7,900
     29,500    Louisa County                                          0.02           9/01/2016               29,500
      3,900    Louisa County                                          0.02           3/01/2017                3,900
     34,900    Louisa County                                          0.02          10/01/2024               34,900
        280    Sheldon                                                0.34          11/01/2015                  280
      5,500    Urbandale (LOC - Wells Fargo Bank, N.A.)               0.10          11/01/2020                5,500
                                                                                                        -----------
                                                                                                            204,780
                                                                                                        -----------
               KENTUCKY (0.5%)
      9,550    Georgetown (LOC - Fifth Third Bank)                    0.19          11/15/2029                9,550
        330    Lexington-Fayette Urban County (LOC -
                    JPMorgan Chase Bank, N.A.)                        0.46           7/01/2021                  330
      2,670    Lexington-Fayette Urban County (LOC - Federal
                    Home Loan Bank of Cincinnati)                     0.29          12/01/2027                2,670
                                                                                                        -----------
                                                                                                             12,550
                                                                                                        -----------
               LOUISIANA (2.1%)
        590    Environmental Facilities and Community Dev.
                    Auth. (LOC - Federal Home Loan Bank of
                    Dallas)                                           0.07           4/01/2018                  590
      1,650    Hammond Area Economic and Industrial Dev.
                    District (LOC - Federal Home Loan Bank
                    of Dallas)                                        0.07           3/01/2033                1,650
      7,070    New Orleans (LOC - Capital One, N.A.)                  0.31           8/01/2024                7,070
      1,100    Public Facilities Auth.                                0.05           8/01/2017                1,100
      1,465    Public Facilities Auth. (LOC - Capital One, N.A.)      0.33           7/01/2023                1,465
        385    Public Facilities Auth. (LOC - Capital One, N.A.)      0.35           7/01/2023                  385
        240    Public Facilities Auth. (LOC - Capital One, N.A.)      0.35           7/01/2023                  240
        265    Public Facilities Auth. (LOC - Capital One, N.A.)      0.35           7/01/2027                  265
     25,000    St. James Parish (LOC - Natixis S.A.)                  0.21          11/01/2039               25,000
     12,000    St. James Parish                                       0.22          11/01/2040               12,000

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5  | USAA Tax Exempt Money Market Fund
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
PRINCIPAL
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$     6,755    St. Tammany Parish Dev. District (LOC -
                    Federal Home Loan Bank of Dallas)                 0.07%          3/01/2033          $     6,755
                                                                                                        -----------
                                                                                                             56,520
                                                                                                        -----------
               MARYLAND (0.4%)
      9,980    Williamsport (LOC - Manufacturers & Traders
                    Trust Co.)                                        0.09          11/01/2037                9,980
                                                                                                        -----------
               MICHIGAN (1.5%)
      1,950    Finance Auth. (LOC - Fifth Third Bank)                 0.20          12/01/2032                1,950
      7,500    Finance Auth. (LOC - Fifth Third Bank)                 0.20          12/01/2032                7,500
      5,425    Higher Educational Facilities Auth. (LOC -
                    Comerica Bank, N.A.)                              0.06          11/01/2036                5,425
      6,715    Hospital Finance Auth. (LOC - Fifth Third Bank)        0.19           6/01/2035                6,715
      2,315    Kent Hospital Finance Auth. (LOC - Fifth Third
                    Bank)                                             0.19          10/01/2041                2,315
     10,000    Oakland County EDC (LOC - Fifth Third Bank)            0.19           3/01/2029               10,000
      3,075    Strategic Fund (LOC - Fifth Third Bank)                0.20          10/01/2015                3,075
      1,025    Strategic Fund (LOC - Fifth Third Bank)                0.19          10/01/2027                1,025
      2,565    Strategic Fund (LOC - Fifth Third Bank)                0.21           4/01/2035                2,565
                                                                                                        -----------
                                                                                                             40,570
                                                                                                        -----------
               MINNESOTA (0.4%)
      2,265    Canby Community Hospital District No.1                 0.34          11/01/2026                2,265
      4,590    New Ulm (LOC - Federal Home Loan Bank of
                    Chicago)                                          0.07          10/01/2040                4,590
      4,675    Rochester (LOC - Royal Bank of Scotland N.V.)          0.25           4/01/2022                4,675
                                                                                                        -----------
                                                                                                             11,530
                                                                                                        -----------
               MISSISSIPPI (0.5%)
      4,760    Business Finance Corp. (LOC - Federal Home
                    Loan Bank of Dallas)                              0.07           3/01/2033                4,760
      8,780    Business Finance Corp. (LOC - PNC Bank,
                    N.A.)                                             0.07          12/01/2036                8,780
                                                                                                        -----------
                                                                                                             13,540
                                                                                                        -----------
               MISSOURI (0.9%)
      1,050    Health and Educational Facilities Auth. (LOC -
                    Fifth Third Bank)                                 0.19          11/01/2020                1,050
      5,555    Health and Educational Facilities Auth. (LOC -
                     Commerce Bank, N.A.)                             0.04          11/01/2032                5,555
      5,000    Health and Educational Facilities Auth. (LIQ)
                    (LOC - Deutsche Bank A.G.) (a)                    0.14          11/15/2048                5,000
      8,400    Jackson County IDA (LOC - Commerce Bank,
                    N.A.)                                             0.10           7/01/2025                8,400
      3,565    St. Louis County IDA (LOC - U.S. Bank, N.A.)           0.06           6/15/2024                3,565
      1,400    St. Louis County IDA (LOC - Fifth Third Bank)          0.13           9/01/2038                1,400
                                                                                                        -----------
                                                                                                             24,970
                                                                                                        -----------
               NEBRASKA (0.4%)
     10,000    Washington County                                      0.07          12/01/2040               10,000
                                                                                                        -----------
               NEW HAMPSHIRE (0.8%)
     10,000    Business Finance (LOC - Landesbank Hessen-
                    Thuringen)                                        0.12           9/01/2030               10,000
      4,540    Health and Education Facilities Auth. (LOC -
                    RBS Citizens, N.A.)                               0.23           7/01/2037                4,540

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                                                   Portfolio of Investments |  6

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
PRINCIPAL
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$     6,530    Health and Education Facilities Auth. (LOC -
                    RBS Citizens, N.A.)                               0.23%          7/01/2038          $     6,530
                                                                                                        -----------
                                                                                                             21,070
                                                                                                        -----------
               NEW JERSEY (0.1%)
      3,715    EDA (LOC - Bank of America, N.A.)                      0.08          11/01/2027                3,715
                                                                                                        -----------
               NEW MEXICO (0.2%)
      5,000    Hospital Equipment Loan Council (LOC - Fifth
                    Third Bank)                                       0.21           7/01/2025                5,000
                                                                                                        -----------
               NEW YORK (7.1%)
      4,290    Albany IDA (LOC - RBS Citizens, N.A.)                  0.23           5/01/2035                4,290
      9,555    Albany IDA (LOC - Key Bank, N.A.)                      0.11           7/01/2035                9,555
     16,410    Amherst IDA (LOC - Manufacturers & Traders
                    Trust Co.)                                        0.09          10/01/2031               16,410
     12,305    Broome County IDA (LOC - Manufacturers &
                    Traders Trust Co.)                                0.09           7/01/2040               12,305
      2,540    Chautauqua County IDA (LOC - RBS Citizens,
                    N.A.)                                             0.23           8/01/2027                2,540
      4,115    Clinton County IDA (LOC - Key Bank, N.A.)              0.11           7/01/2017                4,115
      7,275    Clinton County IDA (LOC - Key Bank, N.A.)              0.11           7/01/2042                7,275
      2,885    Erie County IDA (LOC - Key Bank, N.A.)                 0.16           6/01/2022                2,885
      4,730    Erie County IDA (LOC - Key Bank, N.A.)                 0.16           3/01/2024                4,730
      2,305    Guilderland IDA (LOC - Key Bank, N.A.)                 0.16           7/01/2032                2,305
     10,000    Housing Finance Agency (LOC - Landesbank
                    Hessen-Thuringen)                                 0.04           5/01/2042               10,000
      5,200    Housing Finance Agency (LOC - Landesbank
                    Hessen-Thuringen)                                 0.05           5/01/2042                5,200
      7,300    Long Island Power Auth. (LOC - JPMorgan
                    Chase Bank, N.A.)                                 0.02           5/01/2033                7,300
      7,000    Long Island Power Auth. (LOC - Bayerische
                    Landesbank)                                       0.04           5/01/2033                7,000
      1,390    Monroe County IDA (LOC - Key Bank, N.A.)               0.15           8/01/2018                1,390
      3,100    New York City (LIQ) (a)                                0.04           8/01/2020                3,100
      8,000    New York City (LOC - Bayerische Landesbank)            0.04           8/01/2022                8,000
      5,300    New York City (LOC - Sumitomo Mitsui Banking
                    Corp.)                                            0.04          9/01/2035                 5,300
      4,900    New York City (LOC - Manufacturers & Traders
                    Trust Co.)                                        0.10          12/01/2040                4,900
      6,160    New York City IDA (LOC - Key Bank, N.A.)               0.15           7/01/2037                6,160
      6,240    New York City IDA (LOC - Key Bank, N.A.)               0.15           7/01/2038                6,240
      1,435    Niagara County IDA (LOC - Key Bank, N.A.)              0.16           9/01/2021                1,435
      5,690    Oneida County IDA (LOC - Manufacturers &
                    Traders Trust Co.)                                0.09           6/01/2030                5,690
      3,410    Oneida County IDA (LOC - RBS Citizens, N.A.)           0.21           7/01/2037                3,410
      5,400    Onondaga County IDA (LOC - Manufacturers &
                    Traders Trust Co.)                                0.09          12/01/2031                5,400
      1,500    Ontario County IDA (LOC - Royal Bank of
                    Scotland N.V.)                                    0.25           3/01/2028                1,500
      7,045    Ontario County IDA (LOC - Key Bank, N.A.)              0.10           7/01/2030                7,045
      8,565    Ramapo Housing Auth. (LOC - Manufacturers &
                    Traders Trust Co.)                                0.14          12/01/2029                8,565
      7,500    Rensselaer County IDA (LOC - RBS Citizens,
                    N.A.)                                             0.23          10/30/2035                7,500
      2,215    St. Lawrence County (LOC - RBS Citizens, N.A.)         0.36           7/01/2037                2,215
      5,800    State Housing Finance Agency (LOC -
                    Landesbank Hessen-Thuringen)                      0.04          11/01/2037                5,800
        600    State Housing Finance Agency (LOC -
                    Landesbank Hessen-Thuringen)                      0.05           5/01/2042                  600
      4,190    Syracuse IDA (LOC - Key Bank, N.A.)                    0.16           1/01/2033                4,190

================================================================================

7  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$     4,745    Tompkins County IDA (LOC - Bank of America,
                    N.A.)                                             0.14%          2/01/2037          $     4,745
                                                                                                        -----------
                                                                                                            189,095
                                                                                                        -----------
               OHIO (4.3%)
      3,535    Akron Metropolitan Housing Auth. (LOC -
                    FirstMerit Bank, N.A.)                            0.11           4/01/2018                3,535
     40,000    Buckeye Tobacco Settlement Finance Auth.
                     (LIQ) (LOC - Deutsche Bank A.G.) (a)             0.34           6/01/2024               40,000
     14,595    Butler County (LOC - Fifth Third Bank)                 0.19           5/15/2036               14,595
      1,340    Cadiz Health Care Facilities Auth. (LOC - PNC
                    Bank, N.A.)                                       0.29           1/01/2033                1,340
      3,400    Cincinnati and Hamilton County (LOC - Fifth
                    Third Bank)                                       0.13           9/01/2025                3,400
      1,080    Clermont County (LOC - Fifth Third Bank)               0.19           8/01/2022                1,080
        945    Columbus-Franklin County Finance Auth. (LOC -
                    Fifth Third Bank)                                 0.21           6/01/2027                  945
      3,080    Cuyahoga County (LOC - Fifth Third Bank)               0.16           8/01/2032                3,080
      7,610    Delaware County (LOC - Fifth Third Bank)               0.19          10/01/2033                7,610
      4,800    Hamilton County (LOC - Fifth Third Bank)               0.19          12/01/2024                4,800
     11,700    Hamilton County (LOC - Fifth Third Bank)               0.19          12/01/2026               11,700
      4,235    Higher Educational Facilities (LOC - Fifth Third
                    Bank)                                             0.13           9/01/2036                4,235
      1,845    Highland County (LOC - Fifth Third Bank)               0.21           8/01/2024                1,845
     10,810    Pike County Health Care Facilities (LOC - Bank
                    of America, N.A.)                                 0.08          11/01/2033               10,810
      2,220    Pike County Health Care Facilities (LOC - Bank
                    of America, N.A.)                                 0.08          11/01/2033                2,220
      2,110    Summit County (LOC - Fifth Third Bank)                 0.20          12/01/2029                2,110
      2,185    Wayne County (LOC - Fifth Third Bank)                  0.22           9/01/2021                2,185
                                                                                                        -----------
                                                                                                            115,490
                                                                                                        -----------
               OKLAHOMA (3.5%)
      7,055    Edmond EDA (LOC - Bank of Oklahoma, N.A.)              0.11           6/01/2031                7,055
      8,700    Garfield County Industrial Auth.                       0.09           1/01/2025                8,700
     32,400    Muskogee Industrial Trust                              0.07           1/01/2025               32,400
     36,000    Muskogee Industrial Trust                              0.06           6/01/2027               36,000
      9,700    Tulsa Industrial Auth. (LOC - Bank of Oklahoma,
                    N.A.)                                             0.24          11/01/2026                9,700
                                                                                                        -----------
                                                                                                             93,855
                                                                                                        -----------
               OREGON (0.2%)
      6,435    Facilities Auth. (LOC - Bank of the West)              0.15          10/01/2037                6,435
                                                                                                        -----------
               PENNSYLVANIA (0.7%)
      5,250    Chartiers Valley Industrial and Commercial Dev.
                    Auth.                                             1.10          11/15/2017                5,250
      8,965    Derry Township Industrial and Commercial Dev.
                    Auth. (LOC - PNC Bank, N.A.)                      0.04          11/01/2030                8,965
      5,070    Philadelphia Gas Works (LIQ) (LOC - Deutsche
                    Bank A.G.) (a)                                    0.10          10/01/2018                5,070
                                                                                                        -----------
                                                                                                             19,285
                                                                                                        -----------
               SOUTH CAROLINA (0.4%)
      4,600    EDA (LOC - Fifth Third Bank)                           0.19           2/01/2028                4,600
      6,060    Public Service Auth. (LIQ) (a)                         0.16           6/01/2037                6,060
                                                                                                        -----------
                                                                                                             10,660
                                                                                                        -----------
               SOUTH DAKOTA (0.6%)
      5,975    Health and Educational Facilities Auth.                0.34          11/01/2020                5,975

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$     2,895    Health and Educational Facilities Auth.                0.34%         11/01/2025          $     2,895
      6,025    Health and Educational Facilities Auth.                0.34          11/01/2027                6,025
                                                                                                        -----------
                                                                                                             14,895
                                                                                                        -----------
               TENNESSEE (0.6%)
      7,100    Hendersonville IDB (LOC - Fifth Third Bank)            0.21           5/01/2036                7,100
      1,540    Metropolitan Government of Nashville and
                    Davidson County (LOC - Fifth Third Bank)          0.19           3/01/2023                1,540
      4,860    Metropolitan Government of Nashville and
                    Davidson County (LOC - Fifth Third Bank)          0.19          12/01/2024                4,860
      2,200    Williamson County IDB (LOC - Fifth Third Bank)         0.21          12/01/2027                2,200
                                                                                                        -----------
                                                                                                             15,700
                                                                                                        -----------
               TEXAS (2.6%)
     13,300    Atascosa County IDC (NBGA)                             0.07           6/30/2020               13,300
      3,235    Houston (LIQ) (LOC - Deutsche Bank A.G.) (a)           0.12          12/01/2028                3,235
     15,000    Port Arthur                                            0.03          12/01/2040               15,000
     25,000    Port Arthur                                            0.03           6/01/2041               25,000
     12,000    Port of Port Arthur Navigation District                0.20          12/01/2039               12,000
                                                                                                        -----------
                                                                                                             68,535
                                                                                                        -----------
               VIRGINIA (2.7%)
      4,600    Albemarle County IDA (LOC - Wells Fargo
                    Bank, N.A.)                                       0.02          10/01/2022                4,600
      2,835    Alexandria IDA (LOC - PNC Bank, N.A.)                  0.04           6/01/2025                2,835
      2,000    College Building Auth. (LIQ) (a)                       0.05           2/01/2021                2,000
      2,580    Fairfax County IDA                                     0.05           5/15/2035                2,580
      2,200    Hampton Roads Sanitation District                      0.04          11/01/2041                2,200
      3,510    Hanover County EDA (LOC - U.S. Bank, N.A.)             0.03          11/01/2025                3,510
      4,065    Harrisonburg IDA (LOC - Branch Banking &
                    Trust Co.)                                        0.04           4/01/2036                4,065
      4,670    Lexington IDA                                          0.02           1/01/2035                4,670
      7,500    Loudoun County IDA                                     0.02           2/15/2038                7,500
      5,000    Madison County IDA (LOC - SunTrust Bank)               0.09          10/01/2037                5,000
      1,300    Norfolk Redevelopment and Housing Auth.
                    (LOC - Bank of America, N.A.)                     0.04           8/01/2031                1,300
      2,100    Norfolk Redevelopment and Housing Auth.
                    (LOC - Bank of America, N.A.)                     0.04           8/01/2033                2,100
      1,900    Peninsula Ports Auth. (LOC - U.S. Bank, N.A.)          0.02           7/01/2016                1,900
      4,070    Small Business Financing Auth. (LOC - Bank of
                    America, N.A.)                                    0.05           7/01/2030                4,070
     19,100    Stafford County IDA (LOC - Bank of America,
                    N.A.)                                             0.05           8/01/2028               19,100
      5,915    Univ. of Virginia (LIQ) (a)                            0.03           6/01/2032                5,915
                                                                                                        -----------
                                                                                                             73,345
                                                                                                        -----------
               WASHINGTON (1.1%)
     15,000    Health Care Facilities Auth. (LIQ) (a)                 0.24          10/01/2016               15,000
      8,880    Housing Finance Commission (LOC - Key Bank,
                    N.A.)                                             0.15           7/01/2043                8,880
      1,175    Seattle Housing Auth. (LOC - Key Bank, N.A.)           0.16           9/01/2036                1,175
      4,880    Snohomish County Housing Auth. (LOC - Bank
                    of America, N.A.)                                 0.06           7/01/2036                4,880
                                                                                                        -----------
                                                                                                             29,935
                                                                                                        -----------
               WEST VIRGINIA (1.7%)
     36,785    Hospital Finance Auth. (LOC - Fifth Third Bank)        0.13          10/01/2033               36,785
      9,630    Marshall County                                        0.05           3/01/2026                9,630
                                                                                                        -----------
                                                                                                             46,415
                                                                                                        -----------

================================================================================

9  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
               WISCONSIN (1.6%)
$     5,730    Health and Educational Facilities Auth. (LOC -
                    KBC Bank N.V.)                                    0.07%          5/01/2025          $     5,730
        550    Health and Educational Facilities Auth. (LOC -
                    JPMorgan Chase Bank, N.A.)                        0.16           5/01/2026                  550
     11,440    Health and Educational Facilities Auth. (LOC -
                    KBC Bank N.V.)                                    0.12           3/01/2038               11,440
     19,800    Public Finance Auth. (LOC - Bank of Scotland)          0.04           6/01/2041               19,800
      6,205    Wind Point (LOC - U.S. Bank, N.A.)                     0.13           9/01/2035                6,205
                                                                                                        -----------
                                                                                                             43,725
                                                                                                        -----------
               WYOMING (0.4%)
     12,000    Gillette                                               0.22           1/01/2018               12,000
                                                                                                        -----------
               Total Variable-Rate Demand Notes (cost: $1,806,914)                                        1,806,914
                                                                                                        -----------

               PUT BONDS (4.4%)

               ALABAMA (2.0%)
      4,030    Housing Finance Auth.                                  0.35           6/01/2017                4,030
     25,000    Mobile IDB                                             0.28           6/01/2034               25,000
     25,000    Mobile IDB                                             0.32           7/15/2034               25,000
                                                                                                        -----------
                                                                                                             54,030
                                                                                                        -----------
               LOUISIANA (0.2%)
      5,500    Housing Corp.                                          0.35           6/01/2017                5,500
                                                                                                        -----------
               MONTANA (2.0%)
      9,040    Board of Investments (NBGA)                            0.16           3/01/2017                9,040
     11,695    Board of Investments (NBGA)                            0.16           3/01/2018               11,695
     11,335    Board of Investments (NBGA)                            0.16           3/01/2025               11,335
     12,450    Board of Investments (NBGA)                            0.16           3/01/2028               12,450
      2,450    Board of Investments (NBGA)                            0.16           3/01/2029                2,450
      5,975    Board of Investments (NBGA)                            0.16           3/01/2035                5,975
                                                                                                        -----------
                                                                                                             52,945
                                                                                                        -----------
               TEXAS (0.2%)
      2,700    Department of Housing and Community Affairs            0.35           6/01/2017                2,700
      2,900    Department of Housing and Community Affairs            0.35           6/01/2017                2,900
                                                                                                        -----------
                                                                                                              5,600
                                                                                                        -----------
               Total Put Bonds (cost: $118,075)                                                             118,075
                                                                                                        -----------
               ADJUSTABLE-RATE NOTES (0.6%)

               CALIFORNIA (0.6%)
     17,000    Golden Empire Schools Financing Auth. (cost:
                    $17,000)                                          0.24           5/01/2015               17,000
                                                                                                        -----------
               Total Adjustable-Rate Notes (cost: $17,000)                                                   17,000
                                                                                                        -----------
               FIXED-RATE INSTRUMENTS (27.2%)

               CALIFORNIA (2.7%)
      6,025    San Diego County Water Auth.                           0.07           1/08/2015                6,025
      5,000    San Diego County Water Auth.                           0.07           2/04/2015                5,000
      5,000    San Diego County Water Auth.                           0.06           2/05/2015                5,000

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$    26,900    San Diego County Water Auth.                           0.06%          2/05/2015          $    26,900
      2,500    San Diego County Water Auth.                           0.07           2/05/2015                2,500
     26,000    Statewide Communities Dev. Auth.                       0.14           7/08/2015               26,000
                                                                                                        -----------
                                                                                                             71,425
                                                                                                        -----------
               MARYLAND (1.6%)
     20,000    Johns Hopkins Univ.                                    0.06           2/03/2015               20,000
     21,517    Johns Hopkins Univ.                                    0.07           4/07/2015               21,517
                                                                                                        -----------
                                                                                                             41,517
                                                                                                        -----------
               MINNESOTA (0.1%)
      1,455    Hermantown ISD (NBGA)                                  3.00           2/01/2015                1,459
      1,300    Kimball ISD (NBGA)                                     0.90           8/27/2015                1,305
                                                                                                        -----------
                                                                                                              2,764
                                                                                                        -----------
               NEW YORK (10.6%)
      8,553    Addison CSD                                            1.25           9/15/2015                8,604
     10,000    Averill Park CSD                                       0.75           7/15/2015               10,023
      3,025    Babylon Union Free School District                     1.00           6/18/2015                3,035
      3,030    Beacon City School District                            0.75           6/26/2015                3,033
     20,000    Binghamton City School District                        1.00          11/20/2015               20,106
      5,690    Campbell-Savona CSD                                    1.00           6/18/2015                5,708
     14,220    Canton CSD                                             0.75           6/30/2015               14,248
      2,420    Dansville CSD                                          1.00           6/24/2015                2,427
      6,880    Dundee CSD                                             0.75           6/18/2015                6,894
      3,096    East Irondequoit CSD                                   1.00           6/26/2015                3,107
     10,165    Franklinville CSD                                      0.75           6/26/2015               10,184
      4,225    Fulton City School District                            0.75           7/17/2015                4,235
      6,150    Geneva City School District                            1.00           8/14/2015                6,173
      3,122    Hannibal CSD                                           0.75           6/26/2015                3,127
      4,600    Jamestown City School District                         0.75           6/25/2015                4,608
      6,650    Lackawanna City School District                        1.00           3/05/2015                6,655
      5,100    Lewis County                                           1.00           8/14/2015                5,117
      7,404    Middletown                                             1.00           2/20/2015                7,411
     24,650    Northern Adirondack CSD                                0.75           6/25/2015               24,690
      4,612    Oneonta City School District                           0.75           6/26/2015                4,619
      3,000    Oswego City School District                            1.00           4/22/2015                3,005
      4,500    Oswego City School District                            0.75           7/23/2015                4,509
     17,115    Potsdam CSD                                            1.00           6/30/2015               17,147
      3,000    Red Hook CSD                                           0.75           6/25/2015                3,006
     14,270    Rome City School District                              1.00           8/06/2015               14,323
      7,685    Sherburne-Earlville CSD                                0.75           6/26/2015                7,703
      7,974    Sidney CSD                                             0.75           7/31/2015                7,990
     10,815    Silver Creek CSD                                       1.00           6/18/2015               10,850
      2,744    Solvay Union Free School District                      0.75           7/16/2015                2,748
      7,350    Sullivan County                                        1.00           3/06/2015                7,359
      9,498    Tonawanda City School District                         1.00           3/11/2015                9,508
     17,763    Waverly CSD                                            0.75           6/26/2015               17,802
      2,669    West Genesee CSD                                       0.75           7/10/2015                2,674
      6,425    Whitney Point CSD                                      0.75           6/25/2015                6,437
     15,000    Yorkshire-Pioneer CSD                                  0.75           7/21/2015               15,041
                                                                                                        -----------
                                                                                                            284,106
                                                                                                        -----------
               SOUTH CAROLINA (1.0%)
     20,220    Public Service Auth.                                   0.08           3/05/2015               20,220
      5,241    Public Service Auth.                                   0.09           3/09/2015                5,241
                                                                                                        -----------
                                                                                                             25,461
                                                                                                        -----------
               TEXAS (7.5%)
     10,000    Dallas Area Rapid Transit                              0.10           2/03/2015               10,000
     10,000    Dallas Area Rapid Transit                              0.07           4/02/2015               10,000

================================================================================

11  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$    10,000    Dallas Area Rapid Transit                              0.07%          4/06/2015          $    10,000
     10,000    Dallas Area Rapid Transit                              0.07           4/07/2015               10,000
     10,000    Houston                                                0.08           2/05/2015               10,000
      5,000    Houston                                                0.08           2/05/2015                5,000
     10,000    Houston                                                0.10           2/11/2015               10,000
     10,000    Houston                                                0.10           2/11/2015               10,000
     10,000    Houston                                                0.10           2/19/2015               10,000
      5,100    Houston                                                0.09           3/12/2015                5,100
     10,000    Houston                                                0.10           4/08/2015               10,000
     33,000    San Antonio                                            0.08           2/06/2015               33,000
     15,000    San Antonio                                            0.08           3/04/2015               15,000
     25,000    Univ. of Texas                                         0.06           2/06/2015               25,000
     20,350    Univ. of Texas                                         0.06           3/03/2015               20,350
      8,342    Univ. of Texas                                         0.07           4/02/2015                8,342
                                                                                                        -----------
                                                                                                            201,792
                                                                                                        -----------
               VIRGINIA (3.7%)
     10,650    Univ. of Virginia                                      0.06           1/05/2015               10,650
      9,535    Univ. of Virginia                                      0.06           1/07/2015                9,535
     13,000    Univ. of Virginia                                      0.07           2/05/2015               13,000
     22,010    Univ. of Virginia                                      0.07           3/04/2015               22,010
      4,500    Univ. of Virginia                                      0.07           3/05/2015                4,500
     20,000    Univ. of Virginia                                      0.07           4/06/2015               20,000
     20,000    Univ. of Virginia                                      0.08           2/05/2015               20,000
                                                                                                        -----------
                                                                                                             99,695
                                                                                                        -----------
               Total Fixed-Rate Instruments(cost: $726,760)                                                 726,760
                                                                                                        -----------
               TOTAL INVESTMENTS (COST: $2,668,749)                                                     $ 2,668,749
                                                                                                        ===========

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------

                                          (LEVEL 1)            (LEVEL 2)          (LEVEL 3)
                                        QUOTED PRICES            OTHER           SIGNIFICANT
                                          IN ACTIVE           SIGNIFICANT       UNOBSERVABLE
                                           MARKETS            OBSERVABLE           INPUTS
                                        FOR IDENTICAL           INPUTS
ASSETS                                     ASSETS                                                        TOTAL
--------------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes            $             --     $     1,806,914     $        --      $    1,806,914
Put Bonds                                           --             118,075              --             118,075
Adjustable-Rate Notes                               --              17,000              --              17,000
Fixed-Rate Instruments                              --             726,760              --             726,760
--------------------------------------------------------------------------------------------------------------
Total                                 $             --     $     2,668,749     $        --      $    2,668,749
--------------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

================================================================================

13  | USAA Tax Exempt Money Market Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of December 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,675,339,000 at December 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F. REGULATORY MATTERS - In July 2014, the Securities and Exchange Commission
(SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). It will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management is currently evaluating the impact of these rules amendments. Compliance dates for the various amendments range from nine months to two years.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

15  | USAA Tax Exempt Money Market Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended DECEMBER 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     02/24/2015
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     02/26/2015
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     02/26/2015
         ------------------------------